DISCONTINUED OPERATIONS - Divestiture of 2C Intra-regional business and loan facilitation related service (Details) ¥ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Apr. 14, 2020 CNY (¥)	Apr. 14, 2020 USD ($)
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Impairment for net assets transferred	¥ 407,710	¥ 420,000	$ 64,105
Discontinued business
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Total consideration						¥ 736,000	$ 105,000
Discontinued business | 2C intra-regional business and loan-facilitation related service
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Revenues				¥ 1,533,428	¥ 2,049,760
Cost of revenues				(296,347)	(427,548)
Gross profit				1,237,081	1,622,212
Sales and marketing				(1,018,483)	(1,010,446)
Research and development				(155,168)	(185,488)
General and administrative				(486,098)	(504,066)
Losses from guarantee liabilities				(168,212)	2,483
Impairment for net assets transferred	(407,709)	(420,000)
Total operating expenses	(407,709)	(420,000)		(1,827,961)	(1,697,517)
Loss from operations	(407,709)	(420,000)		(590,880)	(75,305)
Interest income, net				(14,355)	(81,128)
Other expenses, net				(4,468)	(14,965)
Loss from the divestiture of 2C intra-regional and loan facilitation business		(14,745)
Foreign exchange gain				534
Loss from discontinued operations before income tax expense	(407,709)	(434,745)		(609,169)	(171,398)
Income tax expense				(2,992)	(12,941)
Net (loss)/income from discontinued operations	¥ (407,709)	(434,745)		(612,161)	(184,339)
Gain from the divestiture of 2B business		¥ (14,745)
Discontinued business | 2C intra-regional business and loan-facilitation related service | Transaction facilitation revenue
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Revenues				391,447	481,055
Discontinued business | 2C intra-regional business and loan-facilitation related service | Loan facilitation revenue
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Revenues				¥ 1,141,981	¥ 1,568,705